Subsequent Events (Q3) (Details)			1 Months Ended	9 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 16, 2023 Shareholder	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Subsequent Events [Abstract]
Trust extension funding				$ 975,000	$ 0
Subsequent Event [Member]
Subsequent Events [Abstract]
Minimum number of public holders required for continued listing | Shareholder		400
Notice period for minimum public holders rule		45 days
Additional cash deposited in Trust Account	$ 162,500		$ 162,500
Trust extension funding	$ 1,137,500		$ 1,137,500